Premises and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises and Equipment

Note 4 - Premises and Equipment

Premises and equipment at December 31, 2016 and 2015 are summarized as follows:

	2016	2015
	(In Thousands)
Premises	$4,355	$4,305
Furniture and equipment	3,628	2,803

	7,983	7,108
Accumulated depreciation and amortization	(4,808)	(4,364)

	$3,175	$2,744

At December 31, 2016, the Company was obligated under non-cancelable operating leases for existing branches in Penfield, Irondequoit, Webster, and Perinton, New York and for four mortgage origination offices in Watertown, Pittsford, Greece, and Buffalo, New York. Rent expense under leases totaled $429,000 during 2016. Rent expense under the same non-cancelable operating leases, which includes the Canandaigua mortgage origination office which was terminated on December 31, 2015, totaled $418,000 during 2015. Future minimum rental payments under these leases for the next five years and thereafter are as follows (in thousands):

Years ending December 31,
2017	$442
2018	433
2019	433
2020	390
2021	368
Thereafter	1,933
Total	$3,999